MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2019
Investment property [abstract]
Mineral properties
	Gibellini	Chandgana Tal	Khavtgai Uul	Pulacayo Paca	Titan	Total
Balance, December 31, 2016	$-	$11,186,322	$3,232,443	$11,980,943	$-	$26,399,708
Additions:						-
Acquisition cost	$58,790	$-	$-	$-	$96,200	$154,990
Deferred exploration costs:						-
Licenses, tax, and permits	74,876	27,190	242,766	-		344,832
Geological and consulting	272,620	39,362	-	102,592		414,574
Personnel, camp and general	84,070	2,492	2,492	726,015		815,069
	431,566	69,044	245,258	828,607		1,574,475
Impairment	-	(11,255,366)	(3,477,701)	-	(96,200)	(14,829,267)
Balance, December 31, 2017	$490,356	$-	$-	$12,809,550	$-	$13,299,906
Additions:
Acquisition cost	$425,605	$-	$-	$-	$-	$425,605
Deferred exploration costs:
Licenses, tax, and permits	387,149	1,271	261,168	-	-	649,588
Geological and consulting	1,509,587	-	-	51,112	-	1,560,699
Personnel, camp and general	831,023	20,590	3,741	847,538	-	1,702,892
	2,727,759	21,861	264,909	898,650	-	3,913,179
Impairment	-	(21,861)	(264,909)	(13,708,200)	-	(13,994,970)
Balance, December 31, 2018	$3,643,720	$-	$-	$-	$-	$3,643,720
Additions:
Acquisition cost	$-	$-	$-	$-	$-	$-
Deferred exploration costs:
Licenses, tax, and permits	286,158	-	-	-	-	286,158
Geological and consulting	3,200,773	-	-	970,955	-	4,171,728
Personnel, camp and general	1,470,007	-	-	503,071	-	1,973,078
	4,956,938	-	-	1,474,026	-	6,430,964
Impairment Recovery	-	-	-	13,708,200	-	13,708,200
Balance, December 31, 2019	$8,600,658	$-	$-	$15,182,226	$-	$23,782,884